Portfolio of investments—June 30, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.67%
Communication services: 3.29%
Entertainment: 3.29%
Liberty Media Corp.-Liberty Live Class C†	390,091	$14,928,783
TKO Group Holdings, Inc.	206,200	22,267,538
		37,196,321
Consumer discretionary: 12.83%
Broadline retail: 2.93%
Global-E Online Ltd.†	467,743	16,965,039
MercadoLibre, Inc.†	9,832	16,157,909
		33,122,948
Hotels, restaurants & leisure: 5.67%
DraftKings, Inc. Class A†	385,900	14,729,803
Dutch Bros, Inc. Class A†	134,700	5,614,956
Hyatt Hotels Corp. Class A	79,300	12,047,256
Sweetgreen, Inc. Class A†	377,600	11,380,864
Wingstop, Inc.	48,200	20,372,212
		64,145,091
Household durables: 1.27%
Taylor Morrison Home Corp.†	260,100	14,419,944
Specialty retail: 1.94%
Burlington Stores, Inc.†	55,200	13,248,000
Wayfair, Inc. Class A†	165,400	8,721,542
		21,969,542
Textiles, apparel & luxury goods: 1.02%
On Holding AG Class A†	298,100	11,566,280
Consumer staples: 2.72%
Beverages: 1.14%
Celsius Holdings, Inc.†	226,200	12,913,758
Personal care products: 1.58%
e.l.f. Beauty, Inc.†	85,100	17,932,272
Financials: 6.02%
Capital markets: 4.31%
Blue Owl Capital, Inc.	677,200	12,020,300
Morningstar, Inc.	75,500	22,336,675
Tradeweb Markets, Inc. Class A	136,300	14,447,800
		48,804,775
Financial services: 1.71%
Jack Henry & Associates, Inc.	116,300	19,308,126
See accompanying notes to portfolio of investments
Allspring SMID Cap Growth Fund (formerly, Allspring Discovery SMID Cap Growth Fund) | 1

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Health care: 20.27%
Biotechnology: 7.32%
Ascendis Pharma AS ADR†	68,147	$9,293,888
Halozyme Therapeutics, Inc.†	219,300	11,482,548
Insmed, Inc.†	123,900	8,301,300
Krystal Biotech, Inc.†	41,200	7,565,968
Natera, Inc.†	261,800	28,350,322
Neurocrine Biosciences, Inc.†	76,200	10,490,454
Vaxcyte, Inc.†	98,400	7,430,184
		82,914,664
Health care equipment & supplies: 5.03%
Glaukos Corp.†	89,200	10,556,820
iRhythm Technologies, Inc.†	153,700	16,544,268
Penumbra, Inc.†	71,800	12,921,846
TransMedics Group, Inc.†	112,000	16,869,440
		56,892,374
Health care providers & services: 4.14%
HealthEquity, Inc.†	259,700	22,386,140
Option Care Health, Inc.†	453,709	12,567,739
RadNet, Inc.†	202,200	11,913,624
		46,867,503
Life sciences tools & services: 3.78%
Bio-Techne Corp.	236,000	16,909,400
Medpace Holdings, Inc.†	36,300	14,950,155
Repligen Corp.†	86,800	10,942,008
		42,801,563
Industrials: 27.06%
Aerospace & defense: 3.41%
AAR Corp.†	178,699	12,991,417
Axon Enterprise, Inc.†	86,858	25,557,098
		38,548,515
Building products: 1.39%
Advanced Drainage Systems, Inc.	97,976	15,714,371
Commercial services & supplies: 7.42%
Casella Waste Systems, Inc. Class A†	307,283	30,488,619
RB Global, Inc.	198,000	15,119,280
Rollins, Inc.	279,600	13,641,684
Tetra Tech, Inc.	121,100	24,762,528
		84,012,111
Construction & engineering: 2.98%
EMCOR Group, Inc.	54,700	19,969,876
Sterling Infrastructure, Inc.†	116,300	13,762,942
		33,732,818
See accompanying notes to portfolio of investments
2 | Allspring SMID Cap Growth Fund (formerly, Allspring Discovery SMID Cap Growth Fund)

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Electrical equipment: 1.48%
Vertiv Holdings Co.	193,300	$16,733,981
Ground transportation: 1.87%
Saia, Inc.†	44,648	21,176,100
Machinery: 2.47%
Esab Corp.	142,900	13,494,047
RBC Bearings, Inc.†	53,700	14,487,186
		27,981,233
Professional services: 1.47%
Parsons Corp.†	203,200	16,623,792
Trading companies & distributors: 4.57%
Applied Industrial Technologies, Inc.	104,200	20,214,800
SiteOne Landscape Supply, Inc.†	113,957	13,835,519
Watsco, Inc.	38,200	17,695,768
		51,746,087
Information technology: 23.58%
Electronic equipment, instruments & components: 3.08%
Novanta, Inc.†	123,294	20,110,484
Teledyne Technologies, Inc.†	38,072	14,771,175
		34,881,659
IT services: 2.61%
Globant SA†	107,245	19,117,494
MongoDB, Inc.†	41,663	10,414,083
		29,531,577
Semiconductors & semiconductor equipment: 6.12%
Entegris, Inc.	131,100	17,750,940
Impinj, Inc.†	83,200	13,043,264
Monolithic Power Systems, Inc.	16,600	13,639,888
Onto Innovation, Inc.†	112,900	24,788,324
		69,222,416
Software: 11.77%
CCC Intelligent Solutions Holdings, Inc.†	1,950,000	21,664,500
Clearwater Analytics Holdings, Inc. Class A†	990,600	18,345,912
Descartes Systems Group, Inc.†	162,800	15,765,552
Dynatrace, Inc.†	399,900	17,891,526
Procore Technologies, Inc.†	201,500	13,361,465
Samsara, Inc. Class A†	289,300	9,749,410
Sprout Social, Inc. Class A†	212,600	7,585,568
Tyler Technologies, Inc.†	37,700	18,954,806
Zscaler, Inc.†	51,600	9,917,004
		133,235,743
See accompanying notes to portfolio of investments
Allspring SMID Cap Growth Fund (formerly, Allspring Discovery SMID Cap Growth Fund) | 3

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Materials: 1.45%
Metals & mining: 1.45%
ATI, Inc.†	296,200	$16,424,290
Real estate: 1.45%
Industrial REITs : 1.45%
Rexford Industrial Realty, Inc.	369,065	16,456,608
Total common stocks (Cost $841,182,692)		1,116,876,462

		Yield
Short-term investments: 0.67%
Investment companies: 0.67%
Allspring Government Money Market Fund Select Class♠∞		5.25%	7,595,058	7,595,058
Total short-term investments (Cost $7,595,058)				7,595,058
Total investments in securities (Cost $848,777,750)	99.34%			1,124,471,520
Other assets and liabilities, net	0.66			7,495,688
Total net assets	100.00%			$1,131,967,208

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$13,072,799	$336,697,391	$(342,175,132)	$0	$0	$7,595,058	7,595,058	$925,508
See accompanying notes to portfolio of investments
4 | Allspring SMID Cap Growth Fund (formerly, Allspring Discovery SMID Cap Growth Fund)

Notes to portfolio of investments—June 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$37,196,321	$0	$0	$37,196,321
Consumer discretionary	145,223,805	0	0	145,223,805
Consumer staples	30,846,030	0	0	30,846,030
Financials	68,112,901	0	0	68,112,901
Health care	229,476,104	0	0	229,476,104
Industrials	306,269,008	0	0	306,269,008
Information technology	266,871,395	0	0	266,871,395
Materials	16,424,290	0	0	16,424,290
Real estate	16,456,608	0	0	16,456,608
Short-term investments
Investment companies	7,595,058	0	0	7,595,058
Total assets	$1,124,471,520	$0	$0	$1,124,471,520
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring SMID Cap Growth Fund (formerly, Allspring Discovery SMID Cap Growth Fund) | 5